Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 8 – RELATED PARTY TRANSACTIONS

The related parties had transactions for the years ended December 31, 2018, 2017 and 2016 consist of the following:

Name of Related Party	Nature of Relationship
Rongfeng Cui	Principal shareholder, Chairman of the Board and Chief Executive Officer ("CEO")

Rongbing Cui	Chief Financial Officer ("CFO"), Rongfeng Cui's brother

Rongjie Cui	Rongfeng Cui's brother

Yanjuan Wang	Principal shareholder, Rongfeng Cui's wife

Runrang Cui	Father of Rongfeng Cui, and owner of Huangdao Dinggezhuang Kangkang Family Farm

Xiaomei Wang	Rongbing Cui's wife

A group of individuals	A group of shareholders hold more than 10% of the voting interest of the Company

Wenbin Pang	Financial Director of the Company

Yan Fu	Former Sales Vice President

Jichang Zhang	General manager

Fucheng Sun	Chief R&D Officer

Phillip Zou	Noncontrolling shareholder of Petfood LLC

Qingdao Kangkang Pet Supplies Co., Ltd. ("Kangkang")	Controlled by Rongfeng Cui, through owning 85% of its equity interest

Tide (Shanghai) Industrial Co. Ltd. ("Tide")	Owned by Rongfeng Cui and Yanjuan Wang

Qingdao Like Pet Supplies Co., Ltd. ("Like")	Rongfeng Cui served as CEO, and Shuhua Cui, the sister of Rongfeng Cui, served as the legal person. On May 26, 2016, both Rongfeng Cui and Shuhua Cui resigned from their positions, but still have significant influence on Like.

Qingdao Like Electronic Commerce Co., Ltd. ("Like E-commerce")	Rongfeng Cui was the former supervisor and shareholder, still has significant influence on Like.

Qingdao Saike Environmental Technology Co., Ltd. ("Saike")	Owned by Rongfeng Cui and Yanjuan Wang

Huangdao Ding Ge Zhuang Kangkang Family Farm ("Kangkang Family Farm")	Controlled by Rongfeng Cui's father

TDH Group BVBA	A European company solely owned by Rongfeng Cui prior to November 30, 2018; a wholly-owned subsidiary of the Company since November 30, 2018

TDH JAPAN	A Japanese company solely owned by Rongfeng Cui prior to November 30, 2018; a wholly-owned subsidiary of the Company since November 30, 2018

Qingdao Yinhe Jiutian Information Technology Co., Ltd. ("Yinhe Jiutian")	Solely owned by Rongbing Cui

Huangdao Hanyinhe Software Development Center Co., Ltd. ("Hanyinhe")	Solely owned by Xiaomei Wang

Zhenyu Trading (Qingdao) Co., Ltd. ("Zhenyu")	Noncontrolling shareholder of Yichong

Beijing Quanmin Chongai Information Technology Co., Ltd. ("Quanmin Chongai")	Controlled by Anqi Zhou, a close relative of Rongfeng Cui

Due from related parties

Due from related parties consisted of the following:

	December 31,	December 31,
	2018	2017
Tide	$44	$46
TDH Group BVBA	-	329,237
Rongfeng Cui	43,510	32,678
Total	$43,554	$361,961

The balance of due from Tide represents operating expenses paid by the Company on behalf of Tide. The balances of due from TDH Group BVBA and Rongfeng Cui represent overseas trade receivables collected by the two parties on behalf of the Company.

Due to related parties

Due to related parties consisted of the following:

	December 31,	December 31,
	2018	2017
Saike	$16,470	$6,148
Phillip Zou	1,000	1,000
Yanjuan Wang	-	29,878
Rongfeng Cui	27,676	308,847
Total	$45,146	$345,873

The balance of due to related parties represents expenses paid by related parties on behalf of the Company as well as advances the Company obtained from related parties for working capital purposes. The amounts owed to the related parties are unsecured, non-interest bearing and payable on demand.

Short term loans from related parties

	December 31,	December 31,
	2018	2017
Rongfeng Cui	$84,831	$-
A group of individuals who hold more than 10% voting interest of the Company	876,913	-
Rongbing Cui	31,993	-
Wenbin Pang	29,085	-
Yan Fu	29,085	-
Rongjie Cui	4,363	-
Jichang Zhang	2,909	-
Fucheng Sun	2,181	-
Total	$1,061,360	$-

The Company borrowed unsecured short term loans from related parties in the amount of $1,176,690 and $0, during the years ended December 31, 2018 and 2017, respectively. Interest rate for the loans outstanding during the year ended December 31, 2018 ranged from 3% to 25% per annum. The Company made repayment in the amount of $60,490 and $0, during the years ended December 31, 2018 and 2017, respectively.

Modification of loans from related party

In January 2018, the Company entered into a loan agreement with an individual. In May 2018, the agreement was amended to, among other things, increase the principal amount from RMB3,000,000 (approximately $466,000) to RMB3,030,000 (approximately $471,000) and increase the interest rate from 3% to 15%. Interest rate will be 24% for the period past due. In March 2019, the agreement was further amended to, among other things, increase the principal amount to RMB3,484,500 (approximately $539,000) and extend the maturity date from January 2019 to May 2019.

In June 2018, the Company entered into a loan agreement with another individual. Interest rate was 15% during the loan period and 24% for the period past due. In March 2019, the agreement was amended to, among other things, increase the principal amount from RMB3,000,000 (approximately $462,000) to RMB3,405,000 (approximately $522,000) and extend the maturity date from December 2018 to May 2019.

The Company analyzed the amendments under ASC 470-50 and concluded that these amendments did not qualify for debt modification.

Long term loans from related party

	December 31,	December 31,
	2018	2017
Rongfeng Cui	$286,139	$-
Less: Rongfeng Cui - current portion	68,673	-
Non-current portion	$217,466	$-

Long term loans from related party represent loans assumed by the Company in connection with acquisition of TDH Group BVBA. In March 2018, TDH Group BVBA borrowed non-interest bearing, unsecured long term loans from Rongfeng Cui in the aggregate amount of €250,000 (approximately $288,000), of which €60,000 (approximately $69,000), €60,000 (approximately $69,000), €60,000 (approximately $69,000), €60,000 (approximately $69,000), €10,000 (approximately $11,500) and $0 is due in the years ended December 31, 2019, 2020, 2021, 2022, 2023 and thereafter, respectively.

Sales to related parties, purchases from related parties and services provided by related parties

	For the Years Ended December 31,
	2018	2017	2016
SALES TO:
Like	$1,167,933	$506,495	$-
Liujiayi	25,832	-	-
TDH Group BVBA	325,766	-	-
Total Sales	$1,519,531	$506,495	$-
PURCHASES FROM:
Like	$-	$-	$490,388
Yinhe Jiutian	-	5,059	138,943
Kangkang Family Farm	-	30,191	13,818
Zhenyu	28,872	163,127	-
TDH Group BVBA	2,689	-	-
Total Purchases	$31,561	$198,377	$643,149
SERVICE PROVIDED BY:
Hanyinhe	$9,373	$-	$-
TDH Group BVBA	278,396	-	-
TDH JAPAN	134,181	-	-
Total Services Consumed	$421,950	$-	$-

For the years ended December 31, 2018, 2017 and 2016, the cost of revenue in connection with sales to related parties were $1,448,533, $399,177 and $0, respectively, which were included in cost of revenue-related parties in the accompanying consolidated statement of operations and comprehensive income (loss).

During the years ended December 31, 2018, 2017 and 2016, inventories purchased from related parties in the amount of $26,698, $44,502 and $6,616, respectively, were used and sold and included in cost of revenue in the accompanying consolidated statement of operations and comprehensive income (loss).

The Company purchased financial application software from Yinhe Jiutian in the amount of $0, $5,059 and $138,943 during the years ended December 31, 2018, 2017 and 2016, respectively.

Accounts receivables from related party

	December 31,	December 31,
	2018	2017
Like	$435,513	$-
Total	$435,513	$-

Advances from related party customer

	December 31,	December 31,
	2018	2017
Like	$-	$7,520
Total	$-	$7,520

Accounts payable to related parties

	December 31,	December 31,
	2018	2017
Yinhe Jiutian	$113,562	$120,020
Kangkang Family Farm	4,768	31,354
Zhenyu Trading	6,796	924
Total	$125,126	$152,298

Operating lease with related parties

The Company leases several office spaces from Rongfeng Cui, Rongbing Cui, Runrang Cui, and Saike under non-cancelable operating lease agreements with lease terms range from one to ten years. The rental expenses were $160,143, $82,927 and $56,652 for the years ended December 31, 2018, 2017 and 2016, respectively.

The Company recognizes rental expenses under such arrangements on the straight-line basis over the initial term of the lease. The difference between the straight-line expenses and cash paid for rent was recorded as accrued expense, which was included in the balance of due to related parties on the consolidated balance sheets.